UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 ITEM 1. Schedule of Investments.

Emerging Markets Fund
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 94.5%
Argentina: 1.3%
133,000	Inversiones y Representaciones S.A. (GDR) *	$1,868,650

Brazil: 9.2%
135,000	Anhanguera Educacional Participacoes SA *	1,846,469
167,000	BR Malls Participacoes SA *	1,484,698
283,700	Cia Hering *	1,451,887
215,400	Cremer S.A. *	1,620,380
180,800	Even Construtora e Incorporadora SA *	1,031,406
185,000	Localiza Rent a Car S.A.	1,760,700
27,800	Petroleo Brasileiro S.A. (ADR)	2,838,658
134,000	Ultrapetrol (Bahamas) Ltd. *	1,372,160
		13,406,358

China/Hong Kong: 17.0%
3,680,000	Beijing Development * #	1,508,681
2,902,000	China Green Holdings Ltd. #	3,237,203
1,185,000	China Infrastructure Machinery Holdings Ltd. #	895,330
6,365,000	China Lifestyle Food & Beverages #	1,477,687
4,125,000	China Properties Group Ltd. #	1,821,572
4,358,000	GST Holdings Ltd. #	1,345,228
130,400	Home Inns & Hotel Management, Inc. (ADR) *	2,567,576
5,550,000	Ju Teng International Holdings * #	1,784,620
1,000,000	Peace Mark Holdings Ltd. #	909,533
8,614,000	PYI Corp. Ltd. #	2,033,459
2,000,000	Qin Jia Yuan Media Services Co. Ltd.	1,202,675
4,854,000	SRE Group Ltd. #	860,021
890,000	Stella International Holdings Ltd. #	1,552,112
2,260,400	Tian An China Investments Co. Ltd. #	2,002,786
233,400	Tian An China Investments Co. Warrants *
	(HKD 10.00, expiring 01/02/10)	15,295
1,060,000	Yanzhou Coal Mining Co. Ltd.	1,500,928
		24,714,706

India: 6.4%
26,000	Champagne Indage	343,891
1,490,000	GVK Power & Infrastructure Ltd. * #	1,494,428
99,000	Hirco PLC (GBP) * #	629,605
141,176	ICSA (India) Ltd.	1,392,230
168,000	Panacea Biotec Ltd.	1,413,679
112,000	Reliance Capital Ltd. #	3,460,176
26,321	TRF Ltd. #	624,479
		9,358,488

Indonesia: 1.1%
26,350,000	Mitra Adiperkasa Tbk PT #	1,553,086

Israel: 1.4%
75,000	Israel Chemicals Ltd.	1,049,532
68,000	Queenco Leisure International Ltd. (GDR) * R	1,057,451
		2,106,983
Kazakhstan: 7.7%
45,000	Chagala Group Ltd. (GDR)*	356,364
95,000	Eurasian Natural Resources Corp. (GDR) *	1,857,137
183,000	Halyk Savings Bank Kazakhstan (GDR) Reg S #	3,017,398
165,000	Kazakhstan Kagazy PLC (GDR) *	660,000
197,400	Kazakhstan Kagazy PLC (GDR) * R	789,600
184,000	KazMunaiGas Exploration (GDR) Reg S #	4,591,577
		11,272,076

Malaysia: 6.4%
2,474,000	CB Industrial Product Holding BHD #	3,244,603
1,470,000	Coastal Contracts BHD #	933,582
10,695,000	Dreamgate Corp. BHD #	1,579,086
2,101,400	KNM Group BHD #	3,496,535
		9,253,806

Mexico: 1.7%
18,000	America Movil S.A. de C.V. (ADR)	1,146,420
440,000	Grupo FAMSA S.A. de C.V. *	1,269,221
		2,415,641

Peru: 0.8%
17,000	Creditcorp. Ltd. (ADR)	1,219,580

Philippines: 1.4%
34,600,000	Megaworld Corp. #	2,045,175

Poland: 1.1%
20,000	AmRest Holdings N.V. * #	910,309
193,000	Multimedia Polska S.A. * #	746,499
		1,656,808

Russia: 8.3%
169,000	C.A.T. Oil A.G. (EUR) * #	2,866,268
48,000	Gazprom OAO (ADR) #	2,446,030
47,000	LUKOIL (ADR)	4,018,500
180,000	Sistema Hals Reg S (GDR) *	1,288,800
4,000	Vismpo-Avisma Corp. (USD)	907,937
850,000	World Trade Center Moscow (USD) *	524,831
		12,052,366

Singapore: 2.5%
2,950,000	Best World International Ltd. #	1,446,693
700,000	Olam International Ltd. #	1,107,143
1,265,000	Sino-Environment Technology Group Ltd. * #	1,082,199
		3,636,035

South Africa: 5.4%
540,000	African Bank Investments Ltd. #	1,774,893
258,000	Aspen Pharmacare Holdings Ltd. * #	1,018,363
113,000	Bidvest Group Ltd. * #	1,562,150
86,000	Naspers Ltd. #	1,501,007
100,000	Spar Group Ltd. #	599,367
127,224	Standard Bank Group Ltd. #	1,385,342
		7,841,122

South Korea: 9.4%
106,000	Ecopro Co. Ltd. * #	928,930
265,300	Finetec Corp. #	3,196,896
40,000	Hyundai Mobis #	3,129,062
49,500	Inzi Controls Co. Ltd. #	232,728
29,085	SFA Engineering Corp. #	1,926,792
21,000	SSCP Co. Ltd. * #	480,421
35,397	Taewoong Co. Ltd. #	2,807,966
196,000	Won Ik Quartz Corp. #	1,030,567
		13,733,362
Taiwan: 7.5%
1,353,500	Awea Mechantronic Co. Ltd. #	2,566,967
1,520,000	China Ecotek Corp. #	2,073,037
1,162,000	Chrome ATE, Inc. #	2,753,618
895,000	Lumax International Corp. Ltd. #	1,922,249
609,939	MJC Probe, Inc. #	1,563,315
		10,879,186

Thailand: 2.1%
1,270,000	Airports of Thailand PLC #	2,307,041
1,296,000	Ticon Industrial Connection PCL (NVDR)	790,319
		3,097,360

Turkey: 2.8%
18,000	BIM Birlesik Magazalar A.S. #	1,426,856
282,000	Sinpas Gayrimenkul Yatirim Ortakligi AS * #	956,760
62,000	Tav Havalimanlari Holding A.S. * #	339,618
258,600	Tekfen Holding A.S. *	1,279,143
		4,002,377

Ukraine: 1.0%
54,000	XXI Century Investments Public Ltd (GBP) * #	1,413,527

Total Common Stocks
(Cost: $147,383,593)		137,526,692

PREFERRED STOCK: 2.7%
Brazil: 2.7%
(Cost: $893,646)
137,988	Cia Vale do Rio Doce	3,979,924

MONEY MARKET FUND: 2.1%
(Cost: $2,987,929)	AIM Treasury Portfolio -
2,987,929	Institutional Class	2,987,929

Total Investments: 99.3%
(Cost: $151,265,168)		144,494,545
Other assets less liabilities: 0.7%		999,830
NET ASSETS: 100.0%		$145,494,375

ADR American Depositary Receipt
BHD Malaysian Public Limited Company
GBP British Pound
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
THB Thai Baht
USD United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $ 151,265,176, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation					$17,622,040
Gross Unrealized Depreciation					(24,392,671)
Net Unrealized Depreciation					$ (6,770,631)

*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $95,600,575, which represented 65.7% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities are considered liquid, unless otherwise noted, and the market value amounted to $1,847,051, or 1.3% of net assets.

Restricted securities held by the Fund are as follows:

	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Kazakhstan Kagazy PLC	7/20/2005	197,400	$1,025,451	$789,600	0.6%
Queenco Leisure International	7/6/2007	68,000	1,297,605	1,057,451	0.7
			$2,323,056	$1,847,051	1.3%

	% of
Summary of Investments by Industry	Invesments	Value
Basic Materials	6.7%	$ 9,745,544
Communications	3.2	4,596,601
Consumer, Cyclical	13.3	19,250,786
Consumer, Non-cyclical	10.8	15,576,586
Diversified	3.0	4,349,974
Energy	12.6	18,261,961
Financial	18.7	27,066,003
Industrial	25.2	36,424,568
Technology	3.3	4,740,165
Utilities	1.0	1,494,428
Total Foreign Common and Preferred Stocks	97.9	141,506,616
Money Market Fund	2.1	2,987,929
	100.0%	$144,494,545

See Note to Schedules of Investments

Global Hard Assets Fund
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 94.7%
Australia: 2.5%
1,664,100	Iluka Resources Ltd. † #	$ 7,151,659
950,914	Iluka Resources Rights.
	(AUD 2.55, expiring 04/09/08) * #	1,824,985
5,376,000	Lihir Gold Ltd. * #	17,154,450
		26,131,094

Brazil: 3.3%
673,600	Cia Vale do Rio Doce (ADR)	23,333,504
116,000	Petroleo Brasileiro S.A. (ADR)	11,844,760
		35,178,264

Canada: 10.3%
230,000	Addax Petroleum Corp.	9,130,985
35,000	Agnico-Eagle Mines Ltd.	2,373,910
301,000	Agnico-Eagle Mines Ltd. (USD) †	20,380,710
141,540	Brazilian Resources, Inc. * #	0
72,800	CIC Energy Corp. * R	1,205,709
30,000	FNX Mining Co., Inc. *	842,028
319,811	Goldcorp, Inc. (USD)	12,392,676
116,750	Killam Properties, Inc. *	891,734
829,700	Kinross Gold Corp. (USD)	18,344,667
146,172	Kinross Gold Corp.	3,261,083
658,000	OPTI Canada, Inc. *	11,090,068
184,100	Petrolifera Petroleum Ltd. *	1,632,430
571,050	Petrolifera Petroleum Ltd. * R	5,062,358
222,000	Silver Wheaton Corp. * †	3,445,331
11,400	Suncor Energy, Inc.	1,101,850
112,600	Suncor Energy, Inc. (USD)	10,849,010
158,900	Timberwest Forest Corp.	1,966,072
59,000	Timberwest Forest Corp. R	729,948
301,500	Yamana Gold Inc. Warrants
	(CAD 2.00, expiring 05/29/08) * R	1,865,191
195,480	Yamana Gold Inc.	2,868,068
		109,433,828

Indonesia: 0.00%
100,000	Medco Energi Internasional Tbk PT #	36,461

Kazakhstan: 0.5%
246,800	Eurasian Natural Resources Corp. (GBP) *	4,824,646

Netherlands 1.4%
183,500	Arcelor Mittal (USD)	15,010,300

Norway: 2.4%
186,000	Fred Olsen Energy ASA † #	10,594,071
571,500	SeaDrill Ltd.* † #	15,395,006
		25,989,077
South Africa: 2.9%
517,900	Exxaro Resources Ltd. #	7,052,147
622,400	Impala Platinum Holdings Ltd. #	24,063,553
		31,115,700

United Kingdom: 5.1%
211,000	Anglo American PLC #	12,647,648
479,000	Randgold Resources Ltd. (ADR)	22,196,860
282,000	Xstrata PLC #	19,751,610
		54,596,118
United States: 66.3%
602,800	Alpha Natural Resources, Inc. †	26,185,632
413,000	Anadarko Petroleum Corp.	26,031,390
270,950	BPZ Resources Inc. * †	5,887,743
635,000	Cameron International Corp. * †	26,441,400
154,250	CVR Energy, Inc. *	3,552,377
553,600	Darling International, Inc. *	7,169,120
312,000	Devon Energy Corp.	32,550,960
174,000	Diamond Offshore Drilling, Inc. †	20,253,600
731,600	El Paso Corp.	12,173,824
369,000	Ellora Oil & Gas, Inc. * # R	4,836,975
263,000	Equitable Resources, Inc.	15,490,700
226,000	Exterran Holdings Inc. * †	14,586,040
120,600	FMC Technologies, Inc. *	6,860,934
163,600	Freeport-McMoRan Copper & Gold Inc.	15,741,592
568,000	Frontier Oil Corp.	15,483,680
296,500	Hess Corp.	26,145,370
163,650	Holly Corp.	7,104,047
1,705,000	International Coal Group Inc. * †	10,826,750
177,500	James River Coal Co. * †	3,109,800
89,700	Kaiser Aluminum Corp. †	6,216,210
154,750	KGEN Power Corp. * # R	2,242,683
434,800	McDermott International, Inc. *	23,835,736
194,300	Mercer International, Inc. * †	1,354,271
802,800	Mirant Corp. * †	29,213,892
126,500	Monsanto Co.	14,104,750
449,916	National Oilwell Varco, Inc. *	26,266,096
442,475	Newfield Exploration Co. *	23,384,804
388,000	Noble Corp.	19,271,960
626,000	NRG Energy, Inc. * †	24,407,740
431,100	Nucor Corp.	29,202,714
417,400	Occidental Petroleum Corp.	30,541,158
343,000	Oceaneering International, Inc. *	21,609,000
493,600	Range Resources Corp.	31,318,920
442,000	Reliant Energy, Inc. *	10,453,300
253,800	Schlumberger Ltd.	22,080,600
155,516	Transocean, Inc. *	21,025,763
278,400	Valero Energy Corp.	13,672,224
332,100	Walter Industries, Inc.	20,799,423
340,300	Weatherford International Ltd. *	24,661,541
96,800	Weyerhauser Co.	6,295,872
391,500	XTO Energy, Inc.	24,218,190
		706,608,781
Total Common Stocks
(Cost: $756,642,727)		1,008,924,269

EXCHANGE TRADED FUND: 0.5%
United States: 0.5%
(Cost: $5,499,213)
304,000	PowerShares Global Water
	Portfolio ETF	5,848,960

MONEY MARKET FUND: 6.4%
(Cost: $68,048,784)
68,048,784	AIM Treasury Portfolio - Institutional Class	68,048,784

Total Investments Before Collateral
for Securities Loaned: 101.6%
(Cost: $830,190,724)		1,082,822,013

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.2%
(Cost: $97,952,022)
	State Street Navigator Securities
97,952,022	Lending Prime Portfolio	97,952,022

Total Investments: 110.8%
(Cost: $928,142,746)		1,180,774,035
Liabilities in excess of other assets: (10.8)%		(114,988,889)
NET ASSETS: 100.0%		$1,065,785,146

ADR American Depositary Receipt
AUD Australian Dollar
CAD Canadian Dollar
GBP British Pound
USD United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $931,467,798, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$275,211,367
Gross Unrealized Depreciation	(25,905,130)
Net Unrealized Appreciation	$249,306,237

* Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $94,933,375.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $122,751,248, which represented 11.5% of net assets.

R
Security is exempt from registration under Rule 144A of the Securities Act of 1933,  amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities are considered liquid, unless otherwise noted, and the market value amounted to $15,942,864 or 1.5% of net assets.

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
CIC Energy Corp.	2/8/07	72,800	$922,687	$1,205,709	0.1%
Ellora Oil & Gas, Inc. (a)	6/30/06	369,000	4,428,000	4,836,975	0.4
KGEN Power Corp. (a)	12/19/06	154,750	2,166,500	2,242,683	0.2
Petrolifera Petroleum Ltd.	3/7/05	571,050	507,487	5,062,358	0.5
Timberwest Forest Corp.	3/5/04	59,000	554,606	729,948	0.1
Yamana Gold Inc. Warrants	5/16/03	301,500	-	1,865,191	0.2
			$8,579,280	$15,942,864	1.5%
(a) Illiquid security

Summary of Investments by Industry	% of
Excluding Collateral for Securities Loaned	Investments	Value
Basic Industry	2.2%	$23,835,736
Chemicals	1.9	20,320,960
Consumer Goods	0.7	7,169,120
Consumer Durables	0.6	7,052,147
Energy	60.4	653,944,058
Industrial Metals	13.6	147,282,786
Paper And Forest Products	1.0	10,346,163
Precious Metals	10.3	111,394,399
Real Estate	2.0	21,691,157
Services	0.5	5,887,743
Total Common Stocks	93.2	1,008,924,269
Exchange Traded Fund	0.5	5,848,960
Money Market Fund	6.3	68,048,784
	100.0%	$1,082,822,013
See Note to Schedules of Investments

International Investors Gold Fund
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 88.3%
Australia 10.0%
2,251,400	Adamus Resources Ltd. * #	$1,031,552
6,309,000	Andean Resources Ltd. * #	9,792,748
11,898,384	Lihir Gold Ltd. * #	37,966,934
779,725	Newcrest Mining Ltd. * #	23,663,495
422,000	Sino Gold Ltd. * † #	2,875,419
8,651,840	Tanami Gold NL * #	829,411
		76,159,559

Canada: 61.6%
380,974	Agnico-Eagle Mines Ltd.	25,839,909
524,800	Agnico-Eagle Mines Ltd. (USD) †	35,534,208
1,510,000	Amarillo Gold Corp. *	1,471,090
640,000	Aquiline Resources, Inc. *	5,542,988
390,000	Aquiline Resources, Inc. * R	3,377,758
1,096,000	Aurelian Resources, Inc.*	9,834,049
100,000	Aurizon Mines Ltd. (USD)*	475,000
3,050,000	Aurizon Mines Ltd. *	14,381,607
1,000,000	AXMIN, Inc. * R	584,539
703,638	Barrick Gold Corp. *	30,573,071
948,000	Bear Creek Mining Corp. * R	7,711,822
1,043,800	Brazauro Resources Corp. *	556,754
1,800,000	Eldorado Gold Corp. *	12,415,607
1,633,900	European Goldfields Ltd. *	8,532,032
700,000	Franco-Nevada Corp. * R	13,809,733
740,000	Full Metal Minerals Ltd. * R	1,240,002
520,000	Full Metal Minerals Ltd. * R	871,353
370,000	Full Metal Minerals Ltd. Warrants
	(CAD 3.00, expiring 11/10/08) * # R	33,704
260,000	Full Metal Minerals Ltd. Warrants
	(CAD 3.00, expiring 10/24/09) * # R	68,746
947,600	Gammon Gold, Inc. *	7,283,905
450,000	Gammon Gold, Inc. (USD) * †	3,379,500
530,000	Gold Eagle Mines Ltd. *	4,698,719
437,500	Goldcorp, Inc.	17,002,168
801,707	Goldcorp, Inc. (USD)	31,066,146
17,500	Goldcorp, Inc. Warrants
	(CAD 45.75, expiring 6/9/11) *	254,031
24,000	Golden Star Resources Ltd. * R	83,706
1,695,000	Great Basin Gold Ltd. * †	6,142,920
300,000	Great Basin Gold Ltd. * R	1,087,242
422,500	Great Basin Gold Ltd. Warrants *
	(CAD 3.50, expiring 4/17/09)	321,058
1,055,000	Guyana Goldfields, Inc. *	7,122,753
1,133,300	High River Gold Mines Ltd. *	2,903,774
1,388,200	Iamgold Corp.	10,291,979
1,870,000	Jinshan Gold Mines, Inc. *	4,955,331
935,000	Jinshan Gold Mines, Inc. * R	2,477,666
222350	Kinross Gold Corp. R	4,960,607
25005	Kinross Gold Corp.	557,859
2,002,738	Kinross Gold Corp. (USD)	44,280,537
1640000	Lake Shore Gold Corp. *	2,875,932
601500	Minco Silver Corp. *	2,021,701
50,000	Minefinders Corp. * †	608,895
450,000	Minefinders Corp. * R	5,480,052
445,000	New Gold, Inc. * †	3,099,761
800,000	New Gold, Inc. * R	5,572,605
770,000	Northgate Minerals Corp. * †	2,453,017
666,666	Northgate Minerals Corp. * R	2,123,823
8,535,000	Orezone Resources, Inc. *	12,472,600
1,373,200	Osisko Exploration Ltd. *	6,622,183
1,452,600	Pacific Rim Mining Corp. *	1,641,438
345,139	PAN American Silver Corp. *	13,345,576
96,000	PAN American Silver Corp. (USD) *	3,683,520
2,261,700	Peak Gold Ltd. * R	1,498,325
1,130,850	Peak Gold Ltd. Warrants
	(CAD 12.00, expiring 2/20/08)* R	181,782
855,000	Pediment Exploration Ltd. * R	2,190,706
427,500	Pediment Exploration Ltd. Warrants
	(CAD 3.00, expiring 05/21/09) * # R	292,705
265,000	Platinum Group Metals Ltd. *	774,514
530,000	Platinum Group Metals Ltd. * R	1,549,028
514,500	Premier Gold Mines Ltd. *	927,298
1,055,555	Red Back Mining, Inc. *	7,198,485
358,000	Silver Wheaton Corp. *	5,555,984
1,098,000	Silver Wheaton Corp. (USD) * †	17,051,940
1,257,500	Silver Wheaton Corp. Warrants
	(CAD 4.00, expiring 8/05/09) *	2,964,733
1,860,000	Silvercorp Metals, Inc.	14,858,980
1,075,000	Silverstone Resources Corp. * R	2,796,288
839,800	Western Goldfields, Inc. *	2,687,360
536,000	Yamana Gold Inc. Warrants
	(CAD 2.0, expiring 05/29/08) * R	3,315,895
514,597	Yamana Gold Inc. (USD) †	7,523,408
897,933	Yamana Gold Inc.	13,174,408
		468,266,815

South Africa: 4.1%
168,000	First Uranium Corp. (CAD) * R	1,247,172
666,000	Impala Platinum Holdings Ltd. #	25,749,239
306,000	Northam Platinum Ltd. *	2,683,065
202,500	Platmin Ltd. (CAD) * R	1,410,566
		31,090,042

United Kingdom: 7.1%
850,000	Cluff Gold Ltd. * #	1,609,439
1,125,000	Randgold Resources Ltd. (ADR)	52,132,500
		53,741,939

United States: 5.5%
8,300,000	Capital Gold Corp. *	6,017,500
180,000	Metallica Resources, Inc. *	1,060,200
1,460,000	Metallica Resources, Inc. (CAD) *	8,605,388
255,000	Metallica Resources, Inc. Warrants
	(CAD 3.10, expiring 12/11/08) * R	732,866
485,000	Newmont Mining Corp. †	21,970,500
109,100	Royal Gold, Inc. †	3,291,547
		41,678,001

Total Common Stocks
(Cost: $267,778,669)		670,936,356
Principal
Amount
CORPORATE NOTE: 0.7%
Canada: 0.9%
(Cost: $2,959,754)
	Eurasia Holdings AG Convertible
CAD 3,280,000	Note, 7.00%, 9/14/09 * # R	5,334,965

Number
of Shares
MONEY MARKET FUND: 10.7%
(Cost: $81,427,447)
81,427,447	AIM Treasury Portfolio - Institutional Class	81,427,447

Total Investments Before Collateral
for Securities Loaned: 99.7%
(Cost: $352,165,870)		757,698,768

SHORT-TERM INVESTMENT
HELD AS COLLATERAL FOR
SECURITIES LOANED: 9.3%
(Cost: $70,381,746)
70,381,746	State Street Navigator Securities Lending Prime Portfolio	70,381,746

Total Investments: 109.0%
(Cost: $422,547,616)		828,080,514
Liabilities in excess of other assets: (9.0%)		(68,336,420)
NET ASSETS: 100.0%		$759,744,094

ADR American Depositary Receipt
AUD Australian Dollar
CAD Canadian Dollar
USD United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $492,500,940, and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 414,144,480
Gross Unrealized Depreciation					(78,564,906)
Net Unrealized Appreciation					$335,579,574

* Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $68,643,497
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $103,913,392, which represented 13.7% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities are considered liquid, unless otherwise noted, and the market valueamounted to $70,033,656, or 9.2% of net assets.

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Aquiline Resources, Inc.	9/27/05	390,000	$529,932	$3,377,758	0.5%
AXMIN, Inc.	11/16/01	1,000,000	157,230	584,539	0.1
Bear Creek Mining Corp.	8/15/05	948,000	2,865,287	7,711,822	1.0
Eurasia Holdings	8/29/06	**	2,959,754	5,334,965	0.7
First Uranium Corp	12/13/06	168,000	1,016,518	1,247,172	0.2
Franco-Nevada Corp.	12/20/07	700,000	10,668,806	13,809,733	1.8
Full Metal Minerals Ltd	10/24/06	740,000	1,511,524	1,240,002	0.2
Full Metal Minerals Ltd	10/24/07	520,000	1,335,412	871,353	0.1
Full Metal Minerals Ltd Warrants (a)	10/24/06	370,000	—	33,704	0.0
Full Metal Minerals Ltd Warrants (a)	10/24/07	260,000	—	68,746	0.0
Golden Star Resources Ltd.	7/18/02	24,000	29,780	83,706	0.0
Great Basin Gold Ltd.	5/28/02	300,000	293,351	1,087,242	0.1
Jinshan Gold Mines, Inc.	8/25/06	935,000	—	2,477,666	0.3
Kinross Gold Corp.	10/22/07	222,350	953,266	4,960,607	0.7
Metallica Resources, Inc. Warrants	11/26/03	255,000	—	732,866	0.1
Minefinders Corp.	3/20/02	450,000	652,586	5,480,052	0.7
New Gold, Inc.	10/21/03	800,000	5,580,320	5,572,605	0.7
Northgate Minerals Corp.	10/16/02	666,666	781,921	2,123,823	0.3
Peak Gold Ltd.	3/9/07	2,261,700	1,448,845	1,498,325	0.2
Peak Gold Ltd. Warrants	3/9/07	1,130,850	—	181,782	0.0
Pediment Exploration Group	11/21/07	855,000	2,648,020	2,190,706	0.3
Pediment Exploration Group Warrants (a)	11/22/07	427,500	—	292,705	0.0
Platinum Group Metals Ltd.	6/30/06	530,000	857,169	1,549,028	0.2
Platmin Ltd.	7/28/06	202,500	715,676	1,410,566	0.2
Silverstone Resources Corp.	11/27/07	1,075,000	3,403,342	2,796,288	0.4
Yamana Gold Inc. Warrants	5/16/2003	536,000	—	3,315,895	0.4
			$38,408,740	$70,033,656	9.2%
** Principal amount CAD 3,280,000.
(a) Illiquid Securities

Summary of Investments by Industry				% of
Excluding Collateral for Securities Loaned				Investments	Value
Gold Mining				68.5%	$518,734,193
Silver Mining				8.2	62,278,722
Precious Metals				6.2	46,805,939
Platinum				4.2	32,166,412
Metal-Copper				1.1	8,672,366
Diversified Minerals				0.3	2,278,724
Total Common Stocks				88.5	670,936,356
Corporate Note				0.7	5,334,965
Money Market				10.8	81,427,447
				100.0%	$757,698,768

See Note to Schedules of Investments

 Van Eck Funds
Note To Schedules of Investments
March 31, 2008 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2008 is as follows:

	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
Emerging Markets Fund	$45,906,041	$98,588,504	None	$144,494,545
Global Hard Assets Fund	892,021,981	288,752,054	None	1,180,774,035
International Investors Gold Fund	572,357,929	255,722,585	None	828,080,514

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds

Date: May 29, 2008

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: May 29, 2008